Consolidated Balance Sheet (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 33,568,000	$ 15,730,000
Federal funds sold	11,778,000	18,660,000
Cash and cash equivalents	45,346,000	34,390,000
Investment securities available for sale, at fair value	194,472,000	193,977,000
Loans	408,433,000	401,880,000
Less allowance for loan losses	7,779,000	6,819,000
Net loans	400,654,000	395,061,000
Premises and equipment, net	8,670,000	8,264,000
Goodwill	4,559,000	4,559,000
Core deposit intangibles	195,000	235,000
Bank-owned life insurance	8,536,000	8,257,000
Accrued interest and other assets	7,856,000	9,808,000
TOTAL ASSETS	670,288,000	654,551,000
LIABILITIES
Noninterest-bearing demand	75,912,000	63,348,000
Interest-bearing demand	63,915,000	55,853,000
Money market	81,349,000	75,621,000
Savings	175,406,000	167,207,000
Time	196,753,000	218,933,000
Total deposits	593,335,000	580,962,000
Short-term borrowings	6,538,000	7,392,000
Other borrowings	12,970,000	16,831,000
Accrued interest and other liabilities	2,008,000	2,113,000
TOTAL LIABILITIES	614,851,000	607,298,000
STOCKHOLDERS' EQUITY
Common stock, no par value; 10,000,000 shares authorized, 2,181,763 and 1,951,868 shares issued	34,295,000	31,240,000
Retained earnings	22,485,000	18,206,000
Accumulated other comprehensive income	5,391,000	4,541,000
Treasury stock, at cost; 189,530 shares	(6,734,000)	(6,734,000)
TOTAL STOCKHOLDERS' EQUITY	55,437,000	47,253,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 670,288,000	$ 654,551,000